Taxation - Summary of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 7,095	$ 6,773	$ 5,657
Change in valuation allowance	2,735	322	1,116
Balance at end of the year	$ 9,830	$ 7,095	$ 6,773